Employee retirement benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee retirement benefit
Contributions and accruals to employee retirement benefit plan	¥ 928,826	¥ 808,925	¥ 585,073